Earnings per Share	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Earnings per Share
36.	Earnings per Share
Basic earnings per share for the years ended December 31, 2018, 2019 and 2020 were as follows:

(in Won, except share information)	2018		2019	2020
Profit attribute to controlling interest	￦	1,711,901,875,666	1,864,405,092,477	1,581,207,551,926
Interests of hybrid bonds		(17,720,986,299)	(6,669,999,999)	(6,688,273,972)
Weighted-average number of common shares outstanding(*1)		80,000,606	80,113,759	79,120,963

Basic earnings per share	￦	21,177	23,189	19,900

(*1)	The weighted-average number of common shares used to calculate basic earnings per share are as follows:

(shares)	2018	2019	2020
Total number of common shares issued	87,186,835	87,186,835	87,186,835
Weighted-average number of treasury shares	(7,186,229)	(7,073,076)	(8,065,872)

Weighted-average number of common shares outstanding	80,000,606	80,113,759	79,120,963

Since there were no potential shares of common stock which had dilutive effects as of December 31, 2018, 2019 and 2020, diluted earnings per share is equal to basic earnings per share.